Benefit Plans 5 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Debt Securities [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Other Asset [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2013 Debt Securities [Member]	Jun. 30, 2013 Equity Securities [Member]	Jun. 30, 2013 OtherSecurities [Member]
Defined Benefit Plan Asset Information
Equity securities Minimum										20.00%	40.00%	0.00%
Equity securities Maximum										50.00%	70.00%	20.00%
Target Allocation, Total	100.00%
Fair value of plan assets		$ 6,697	$ 6,439	$ 3,189	$ 3,735	$ 3,208	$ 2,382	$ 300	$ 322